October 23, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Guggenheim Variable Funds Trust (the “Registrant”)

File Nos. 002-59353 and 811-02753

Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the form of the Registrant’s Prospectus and Statement of Additional Information do not differ from that contained in the Amendment, which was accepted on the EDGAR system on October 17, 2014.

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 438-3226 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,

/s/ Amy J. Lee
Amy J. Lee
Vice President and Chief Legal Officer
Guggenheim Variable Funds Trust